7. Commitments (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Jul. 18, 2012
Contractual Obligation One	$ 3,000
Contract One Services Expense	29,250
Contractual Obligation Two	27,500
Contract Two Services Expense	247,500
Contractual Obligation Three	3,000
Adjustment in Contractual Obligation Three		3,750
Contract Three Services Expense	$ 32,250